Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

($ millions)	2021	2020
Employee future benefits (Note 23)	259	66
Supplemental Executive Retirement Plan ("SERP")	165	155
RECs (Note 8)	112	106
Other investments	86	66
Equity investment - Belize Electricity	80	80
Deferred compensation plan	42	36
Operating leases (Note 15)	40	40
Derivatives	40	4
Equity investment - Wataynikaneyap Partnership	12	12
Other	119	105
	955	670